SCHEDULE OF EXPECTED USEFUL LIFE OF EQUIPMENT (Details)	12 Months Ended
Mar. 31, 2026
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Expected useful life	The lower of lease term or useful life